Derivative Instruments and Hedging Activities (Tables) - European Wax Center, Inc. and Subsidiaries	9 Months Ended
Sep. 25, 2021
Derivative Instruments And Hedging Activities Disclosures [Line Items]
Schedule of Interest Rate Derivatives

	Balance Sheet Classification	September 25,2021	December 26,2020
Derivatives designated as hedging instruments:
Interest rate cap, current portion	Other current liabilities	$(184)	$(181)
Interest rate cap, non-current portion	Other long-term liabilities	(232)	(346)
Total derivative liabilities designated as hedging instruments		$(416)	$(527)

Schedule of Net Unrealized Gain Recognized in Other Comprehensive Income ("OCI")

	Net Unrealized Gain (Loss) Recognized in OCI
	Thirteen Weeks	Thirteen Weeks	Thirty-Nine	Thirty-Nine
	Ended	Ended	Weeks Ended	Weeks Ended
	September 25,	September 26,	September 25,	September 26,
	2021	2020	2021	2020
Derivatives designated as hedging instruments:
Interest rate cap	$(128)	$30	$111	$107
Total	$(128)	$30	$111	$107